Group Subsidiaries	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Abstract]
Group Subsidiaries

9. Group Subsidiaries

As of December 31, 2017, and 2018, the company had the following significant subsidiaries:

Corporation Name	Percentage Ownership as of December 31,		Country of Incorporation	Subsidiary of Limited Liability Company
	2017	2018
- Navigator Gas US L.L.C.	100%	100%	Delaware (USA)	Service company
- Navigator Gas L.L.C.	100%	100%	Marshall Islands	Holding company
~ Navigator Aries L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Atlas L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Aurora L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Centauri L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Ceres L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Ceto L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Copernico L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Capricorn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Eclipse L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Europa L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Galaxy L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gemini L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Genesis L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Glory L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Grace L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Gusto L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Jorf L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Leo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Libra L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Luga L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Magellan L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Mars L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Neptune L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Nova L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Oberon L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Pegasus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Phoenix L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Prominence L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Saturn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Scorpio L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Taurus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Triton L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Umbrio L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Venus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Virgo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Yauza L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ NGT Services (UK) Ltd	100%	100%	England	Service company
~ NGT Services (Poland) Sp. z.o.o.	100%	100%	Poland	Service company
~ Navigator Gas Ship Management Ltd.	100%	100%	England	Service company
~ Falcon Funding PTE Ltd	100%	100%	Singapore	Service company
~ Navigator Gas Invest Ltd	100%	100%	England	Investment company
- PT Navigator Khatulistiwa	49%	49%	Indonesia	Vessel-owning company
~ Navigator Terminals L.L.C.	100%	100%	Marshall Islands	Investment company
~ Navigator Terminal Invest Ltd	100%	100%	England	Investment company
- Navigator Ethylene Terminals L.L.C.	100%	100%	Delaware (USA)	Investment company
- Enterprise Navigator Ethylene Terminal L.L.C.	50%	50%	Texas (USA)	Terminal operator

The VIE, PT Navigator Khatulistiwa, had total assets and liabilities, as of December 31, 2018, of $125.3 million (2017: $132.2 million) and $36.6 million (2017: $54.4 million) respectively.